Submission	Oct. 21, 2026
Submission [Line Items]
Central Index Key	0000070502
Registrant Name	NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
Registration File Number	333-299452
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES